SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 4) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Jan. 01, 2011
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Net cash used in operating activities	$ (87,281)	$ (143,545)
Cash Flows from Investing Activities:
Purchases of property and equipment	(55,180)	(57,545)
Net proceeds from disposition		15,600
Payments for in-store merchandise shops	(1,767)	(2,247)
Investments in and advances to equity investees	(5,000)	(6)
Other, net	236	370
Net cash used in investing activities of discontinued operations		(12,086)
Net cash used in investing activities	(61,711)	(55,914)
Cash Flows from Financing Activities:
Proceeds from borrowings under revolving credit agreement	113,389	602,022
Repayment of borrowings under revolving credit agreement	(113,389)	(480,091)
Proceeds from issuance of Senior Secured Notes	164,540	220,094
Repayment of Euro Notes	(158,027)	(178,333)
Principal payments under capital lease obligations	(3,331)	(3,138)
Proceeds from exercise of stock options	6,049	25
Payment of deferred financing fees	(6,064)	(8,505)
Other, net		(806)
Net cash provided by financing activities of discontinued operations		45,292
Net cash provided by financing activities	3,167	196,560
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(2,890)	2,750
Net Change in Cash and Cash Equivalents	(148,715)	(149)
Cash and Cash Equivalents at Beginning of Period	179,936	22,714
Cash and Cash Equivalents at End of Period	31,221	22,565
Less: Cash and Cash Equivalents Held for Sale		10,808
Cash and Cash Equivalents	31,221	11,757	179,936	22,714
Parent Company Issuer
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Net cash used in operating activities	(8,735)	207,008
Cash Flows from Investing Activities:
Purchases of property and equipment	(3,080)	(30,932)
(Increase) decrease in investments in and advances to consolidated subsidiaries	(96,691)	(174,578)
Other, net	(483)	(10)
Net cash used in investing activities	(100,254)	(205,520)
Cash Flows from Financing Activities:
Proceeds from borrowings under revolving credit agreement	113,389	602,022
Repayment of borrowings under revolving credit agreement	(113,389)	(480,091)
Proceeds from issuance of Senior Secured Notes	164,540	220,094
(Decrease) increase in intercompany loans	(17,766)	(151,413)
Repayment of Euro Notes	(158,027)	(178,333)
Principal payments under capital lease obligations	(3,331)	(3,138)
Proceeds from exercise of stock options	6,049	25
Payment of deferred financing fees	(6,064)	(8,370)
Other, net		(806)
Net cash provided by financing activities	(14,599)	(10)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(3,160)	(1,219)
Net Change in Cash and Cash Equivalents	(126,748)	259
Cash and Cash Equivalents at Beginning of Period	144,783	3,422
Cash and Cash Equivalents at End of Period	18,035	3,681
Cash and Cash Equivalents	18,035	3,681	144,783
Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Net cash used in operating activities	(51,286)	(276,214)
Cash Flows from Investing Activities:
Purchases of property and equipment	(45,042)	(22,148)
Net proceeds from disposition		15,600
Payments for in-store merchandise shops	(1,477)	(1,748)
(Increase) decrease in investments in and advances to consolidated subsidiaries	82,501	163,183
Investments in and advances to equity investees		(6)
Other, net	557	(289)
Net cash used in investing activities of discontinued operations		2,388
Net cash used in investing activities	36,539	156,980
Cash Flows from Financing Activities:
(Decrease) increase in intercompany loans	(3,331)	138,472
Net cash provided by financing activities	(3,331)	138,472
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(138)	(16,814)
Net Change in Cash and Cash Equivalents	(18,216)	2,424
Cash and Cash Equivalents at Beginning of Period	20,302	4,206
Cash and Cash Equivalents at End of Period	2,086	6,630
Cash and Cash Equivalents	2,086	6,630	20,302
Non-Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Net cash used in operating activities	(27,355)	(79,218)
Cash Flows from Investing Activities:
Purchases of property and equipment	(7,058)	(4,465)
Payments for in-store merchandise shops	(290)	(499)
(Increase) decrease in investments in and advances to consolidated subsidiaries	14,190	11,395
Investments in and advances to equity investees	(5,000)
Other, net	162	669
Net cash used in investing activities of discontinued operations		(14,474)
Net cash used in investing activities	2,004	(7,374)
Cash Flows from Financing Activities:
(Decrease) increase in intercompany loans	21,097	12,941
Payment of deferred financing fees		(135)
Net cash provided by financing activities of discontinued operations		45,292
Net cash provided by financing activities	21,097	58,098
Effect of Exchange Rate Changes on Cash and Cash Equivalents	408	20,783
Net Change in Cash and Cash Equivalents	(3,846)	(7,711)
Cash and Cash Equivalents at Beginning of Period	15,016	23,606
Cash and Cash Equivalents at End of Period	11,170	15,895
Less: Cash and Cash Equivalents Held for Sale		10,808
Cash and Cash Equivalents	11,170	5,087	15,016
Eliminations
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Net cash used in operating activities	95	4,879
Cash Flows from Financing Activities:
Net Change in Cash and Cash Equivalents	95	4,879
Cash and Cash Equivalents at Beginning of Period	(165)	(8,520)
Cash and Cash Equivalents at End of Period	(70)	(3,641)
Cash and Cash Equivalents	$ (70)	$ (3,641)	$ (165)